UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%

	Australia — 4.7%
17	AGL Energy Ltd. (m)	226
10	ALS Ltd. (m)	78
81	Alumina Ltd. (a) (m)	71
26	Amcor Ltd. (m)	252
63	AMP Ltd. (m)	256
26	APA Group (m)	139
30	Asciano Ltd. (m)	137
5	ASX Ltd. (m)	170
58	Aurizon Holdings Ltd. (m)	235
53	Australia & New Zealand Banking Group Ltd. (m)	1,407
13	Bendigo and Adelaide Bank Ltd. (m)	122
449	BGP Holdings plc (a) (i)	—
61	BHP Billiton Ltd. (m)	1,909
23	Boral Ltd. (m)	87
34	Brambles Ltd. (m)	276
4	Caltex Australia Ltd. (m)	68
64	CFS Retail Property Trust Group (m)	119
18	Coca-Cola Amatil Ltd. (m)	212
2	Cochlear Ltd. (m)	95
31	Commonwealth Bank of Australia (m)	2,057
14	Computershare Ltd. (m)	119
13	Crown Ltd. (m)	144
10	CSL Ltd. (m)	608
142	Dexus Property Group (m)	134
24	Echo Entertainment Group Ltd. (m)	56
45	Federation Centres Ltd. (m)	94
2	Flight Centre Ltd. (m)	71
52	Fortescue Metals Group Ltd. (m)	171
54	Goodman Group (m)	229
81	GPT Group (m)	268
18	Harvey Norman Holdings Ltd. (m)	43
13	Iluka Resources Ltd. (m)	126
92	Incitec Pivot Ltd. (m)	217
45	Insurance Australia Group Ltd. (m)	233
5	Leighton Holdings Ltd. (m)	75
7	Macquarie Group Ltd. (m)	281
108	Mirvac Group (m)	160
39	National Australia Bank Ltd. (m)	1,108
17	Newcrest Mining Ltd. (m)	183
11	Orica Ltd. (m)	185
23	Origin Energy Ltd. (m)	252
26	QBE Insurance Group Ltd. (m)	377
4	Ramsay Health Care Ltd. (m)	131
9	Rio Tinto Ltd. (m)	491
20	Santos Ltd. (m)	251
12	Sonic Healthcare Ltd. (m)	148
48	SP AusNet (m)	51
70	Stockland (m)	226
28	Suncorp Group Ltd. (m)	322
6	Sydney Airport (m)	21
24	Tabcorp Holdings Ltd. (m)	71
60	Telstra Corp., Ltd. (m)	269
21	Toll Holdings Ltd. (m)	100
20	Treasury Wine Estates Ltd. (m)	86
20	Wesfarmers Ltd. (m)	711
47	Westfield Group (m)	472
53	Westpac Banking Corp. (m)	1,475
16	Whitehaven Coal Ltd. (m)	28
14	Woodside Petroleum Ltd. (m)	484
22	Woolworths Ltd. (m)	646
6	WorleyParsons Ltd. (m)	126

		19,159

	Austria — 1.4%
13	Andritz AG (m)	724
36	Erste Group Bank AG (m)	1,097
156	IMMOFINANZ AG (a) (m)	639
27	OMV AG (m)	1,196
11	Raiffeisen Bank International AG (m)	323
51	Telekom Austria AG (m)	351
12	Verbund AG (m)	242
8	Vienna Insurance Group AG Wiener Versicherung Gruppe	419
20	Voestalpine AG (m)	774

		5,765

	Belgium — 1.8%
42	Anheuser-Busch InBev N.V. (m)	4,049
5	Belgacom S.A. (m)	111
2	Colruyt S.A. (m)	124
3	Delhaize Group S.A. (m)	200
5	Groupe Bruxelles Lambert S.A. (m)	399
10	KBC Groep N.V. (m)	398
12	Solvay S.A. (m)	1,582
4	UCB S.A. (m)	205
3	Umicore S.A. (m)	155

		7,223

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Bermuda — 0.1%
12		Seadrill Ltd. (m)	494

		Brazil — 0.2%
12		BM&FBovespa S.A. (m)	65
5		BRF—S.A. (m)	101
2		Natura Cosmeticos S.A. (m)	44
27		Petroleo Brasileiro S.A.	180
15		Vale S.A. (m)	204

			594

		Chile — 0.5%
3,275		Banco Santander Chile (m)	183
6		CAP S.A. (m)	108
47		Cencosud S.A. (m)	216
141		Empresa Nacional de Electricidad S.A. (m)	186
53		Empresas CMPC S.A. (m)	156
18		Empresas COPEC S.A. (m)	236
404		Enersis S.A. (m)	122
13		Enersis S.A., ADR (m)	195
7		ENTEL Chile S.A.	113
9		Latam Airlines Group S.A. (m)	122
25		S.A.C.I. Falabella (m)	253

			1,890

		China — 0.6%
427		Bank of China Ltd., Class H (m)	179
61		BYD Co., Ltd., Class H (a) (m)	238
250		China Construction Bank Corp., Class H (m)	186
63		China Life Insurance Co., Ltd., Class H (m)	151
92		CNOOC Ltd. (m)	166
344		Datang International Power Generation Co., Ltd., Class H (m)	155
138		Huaneng Power International, Inc., Class H (m)	144
322		Industrial & Commercial Bank of China Ltd., Class H	211
16		MGM China Holdings Ltd. (m)	45
151		PetroChina Co., Ltd., Class H (m)	176
17		Ping An Insurance Group Co. of China Ltd., Class H (m)	107
6		Tencent Holdings Ltd. (m)	272
64		Tingyi Cayman Islands Holding Corp. (m)	158
24		Wynn Macau Ltd. (m)	67
54		Yangzijiang Shipbuilding Holdings Ltd. (m)	40
119		Yanzhou Coal Mining Co., Ltd., Class H (m)	82
189		Zhejiang Expressway Co., Ltd., Class H (m)	161

			2,538

		Denmark — 1.1%
—	(h)	AP Moeller—Maersk A/S, Class A (m)	170
—	(h)	AP Moeller—Maersk A/S, Class B (m)	400
4		Carlsberg A/S, Class B (m)	394
24		Danske Bank A/S (a) (m)	440
8		DSV A/S (m)	197
12		Novo Nordisk A/S, Class B (m)	2,085
9		Novozymes A/S, Class B (m)	318
42		TDC A/S (m)	370

			4,374

		Finland — 1.2%
20		Fortum OYJ (m)	389
3		Kesko OYJ, Class B (m)	84
6		Kone OYJ, Class B (m)	471
6		Metso OYJ (m)	213
5		Neste Oil OYJ (m)	74
152		Nokia OYJ (a) (m)	603
5		Nokian Renkaat OYJ (m)	225
6		Pohjola Bank plc, Class A (m)	112
17		Sampo OYJ, Class A (m)	727
28		Stora Enso OYJ, Class R (m)	206
71		UPM-Kymmene OYJ (m)	791
25		Wartsila OYJ Abp (m)	1,144

			5,039

		France — 9.5%
6		Accor S.A. (m)	218
11		Air Liquide S.A. (m)	1,452
8		Alstom S.A. (m)	287
3		Arkema S.A. (m)	262
19		AtoS (m)	1,436
61		AXA S.A. (m)	1,336
34		BNP Paribas S.A. (m)	2,227
8		Bouygues S.A. (m)	232
6		Cap Gemini S.A. (m)	328
20		Carrefour S.A. (m)	617
2		Casino Guichard Perrachon S.A. (m)	230
2		Christian Dior S.A. (m)	355
14		Cie de St-Gobain	650

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		France — Continued
6		Cie Generale des Etablissements Michelin	615
39		Credit Agricole S.A. (a) (m)	374
4		Danone S.A. (m)	356
7		Edenred (m)	234
10		Electricite de France S.A. (m)	281
1		Essilor International S.A. (m)	163
2		Eurazeo (m)	98
37		European Aeronautic Defence and Space Co. N.V.	2,235
1		Fonciere Des Regions (m)	97
62		France Telecom S.A.	607
43		GDF Suez (m)	908
1		Gecina S.A. (m)	111
21		Groupe Eurotunnel S.A. (m)	161
—	(h)	Groupe Fnac (a) (m)	8
1		ICADE (m)	87
1		Iliad S.A. (m)	212
1		Imerys S.A. (m)	91
3		Kering (m)	601
7		Lafarge S.A. (m)	470
5		Lagardere S.C.A (m)	164
9		Legrand S.A. (m)	476
2		L’Oreal S.A. (m)	304
5		LVMH Moet Hennessy Louis Vuitton S.A. (m)	953
1		Pernod-Ricard S.A. (m)	172
9		Peugeot S.A. (a) (m)	113
7		Publicis Groupe S.A. (m)	554
20		Renault S.A. (m)	1,546
4		Rexel S.A. (m)	109
9		Safran S.A. (m)	521
50		Sanofi (m)	5,213
18		Schneider Electric S.A. (m)	1,421
42		SCOR SE (m)	1,334
1		Societe BIC S.A. (m)	133
24		Societe Generale S.A. (m)	972
4		Sodexo (m)	357
12		Suez Environnement Co. (m)	164
4		Technip S.A. (m)	437
69		Total S.A. (m)	3,676
4		Unibail-Rodamco SE (m)	968
4		Vallourec S.A. (m)	247
16		Vinci S.A. (m)	858
10		Vivendi S.A. (m)	215
1		Wendel S.A. (m)	147
1		Zodiac Aerospace (m)	195

			38,588

		Germany — 11.2%
10		Adidas AG (m)	1,158
27		Allianz SE (m)	4,142
2		Axel Springer AG (m)	121
43		BASF SE (m)	3,818
45		Bayer AG (m)	5,243
16		Bayerische Motoren Werke AG (m)	1,593
2		Beiersdorf AG (m)	221
3		Brenntag AG (m)	467
40		Commerzbank AG (a) (m)	342
14		Continental AG (m)	2,203
24		Daimler AG (m)	1,690
41		Deutsche Bank AG (m)	1,848
10		Deutsche Boerse AG (m)	708
15		Deutsche Lufthansa AG (a) (m)	291
20		Deutsche Post AG (m)	571
138		Deutsche Telekom AG (m)	1,678
88		E.ON SE (m)	1,489
5		Fresenius Medical Care AG & Co. KGaA (m)	293
3		Fresenius SE & Co. KGaA (m)	338
10		GEA Group AG (m)	393
2		Hannover Rueckversicherung SE (m)	112
7		HeidelbergCement AG (m)	553
7		Henkel AG & Co. KGaA (m)	549
2		Hochtief AG (m)	136
1		Hugo Boss AG (m)	161
58		Infineon Technologies AG (m)	514
9		K+S AG (m)	234
5		Kabel Deutschland Holding AG (m)	556
2		Lanxess AG (m)	124
8		Linde AG (m)	1,516
3		Merck KGaA (m)	551
8		Metro AG (m)	269
9		Muenchener Rueckversicherungs AG (m)	1,765
4		Osram Licht AG (a) (m)	149
24		RWE AG (m)	737
2		Salzgitter AG (m)	86
43		SAP AG (m)	3,125
38		Siemens AG (m)	4,210

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Germany — Continued
5	Suedzucker AG (a) (m)	167
21	ThyssenKrupp AG (a) (m)	464
6	United Internet AG (m)	195
1	Volkswagen AG (m)	326

		45,106

	Greece — 0.3%
149	OPAP S.A. (m)	1,337

	Hong Kong — 1.2%
107	AIA Group Ltd. (m)	506
3	ASM Pacific Technology Ltd. (m)	30
84	Belle International Holdings Ltd. (m)	121
51	BOC Hong Kong Holdings Ltd. (m)	159
14	Cathay Pacific Airways Ltd. (m)	26
29	Cheung Kong Holdings Ltd. (m)	409
18	Cheung Kong Infrastructure Holdings Ltd. (m)	124
25	China Mobile Ltd. (m)	270
15	CLP Holdings Ltd. (m)	127
32	First Pacific Co., Ltd. (m)	36
45	Galaxy Entertainment Group Ltd. (a) (m)	237
32	Hang Lung Properties Ltd. (m)	104
24	Hang Seng Bank Ltd. (m)	369
15	Henderson Land Development Co., Ltd. (m)	96
36	HKT Trust/HKT Ltd. (m)	35
14	Hong Kong Exchanges and Clearing Ltd. (m)	222
8	Hopewell Holdings Ltd. (m)	24
21	Hutchison Whampoa Ltd. (m)	240
9	Hysan Development Co., Ltd. (m)	38
11	Kerry Properties Ltd. (m)	43
84	Li & Fung Ltd. (m)	112
34	Link REIT (The) (m)	164
20	MTR Corp., Ltd. (m)	74
92	Noble Group Ltd. (m)	65
23	NWS Holdings Ltd. (m)	35
3	Orient Overseas International Ltd. (m)	15
54	PCCW Ltd. (m)	25
20	Power Assets Holdings Ltd. (m)	179
34	Sands China Ltd. (m)	184
20	Shangri-La Asia Ltd. (m)	32
165	Sino Land Co., Ltd. (m)	233
26	SJM Holdings Ltd. (m)	65
9	Swire Pacific Ltd., Class A (m)	111
35	Wharf Holdings Ltd. (m)	304
3	Wing Hang Bank Ltd. (m)	23
10	Yue Yuen Industrial Holdings Ltd. (m)	28

		4,865

	Hungary — 0.6%
112	Magyar Telekom Telecommunications plc (m)	153
10	MOL Hungarian Oil and Gas plc (m)	748
53	OTP Bank plc (m)	1,073
33	Richter Gedeon Nyrt. (m)	512

		2,486

	India — 0.7%
18	Bharat Heavy Electricals Ltd. (m)	46
22	Housing Development Finance Corp. (m)	284
4	ICICI Bank Ltd., ADR (m)	133
19	IDFC Ltd. (m)	33
6	Infosys Ltd. (m)	317
83	ITC Ltd., Reg. S, GDR (m)	471
68	Jaiprakash Associates Ltd. (m)	41
5	Larsen & Toubro Ltd., Reg. S, GDR (m)	69
8	Mahindra & Mahindra Ltd. (m)	116
30	NTPC Ltd. (m)	65
23	Oil & Natural Gas Corp., Ltd. (m)	112
9	Ranbaxy Laboratories Ltd., Reg. S, GDR (a) (m)	42
19	Reliance Industries Ltd. (m)	273
4	Reliance Industries Ltd., GDR (e) (m)	112
68	Sterlite Industries India Ltd. (m)	84
21	Sun Pharmaceutical Industries Ltd. (m)	193
25	Tata Motors Ltd. (m)	119
48	Tata Power Co., Ltd. (m)	69
48	United Phosphorus Ltd. (m)	100

		2,679

	Ireland — 0.7%
60	CRH plc (m)	1,262
33	Elan Corp. plc (a) (m)	508
18	Elan Corp. plc, ADR (a) (m)	270
8	Kerry Group plc, Class A (m)	513
1	Prothena Corp. plc (a) (m)	21
8	Shire plc (m)	287

		2,861

	Israel — 0.7%
53	Bank Hapoalim BM (m)	256
63	Bank Leumi Le-Israel BM (a) (m)	213

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Israel — Continued
97		Bezeq Israeli Telecommunication Corp., Ltd. (m)	156
—	(h)	Delek Group Ltd. (m)	65
23		Israel Chemicals Ltd. (m)	180
—	(h)	Israel Corp., Ltd. (The) (a) (m)	55
—	(h)	Koor Industries Ltd. (a) (m)	—	(h)
2		Mellanox Technologies Ltd. (a) (m)	82
6		Mizrahi Tefahot Bank Ltd. (a) (m)	67
3		NICE Systems Ltd. (m)	117
31		Teva Pharmaceutical Industries Ltd. (m)	1,217
14		Teva Pharmaceutical Industries Ltd., ADR (m)	545

			2,953

		Italy — 6.6%
109		Assicurazioni Generali S.p.A. (m)	2,155
32		Atlantia S.p.A. (m)	609
729		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	200
215		Banco Popolare SC (a) (m)	274
226		Enel Green Power S.p.A. (m)	504
725		Enel S.p.A. (m)	2,426
309		Eni S.p.A. (m)	6,814
9		Exor S.p.A. (m)	311
101		Fiat Industrial S.p.A. (m)	1,248
103		Fiat S.p.A (a) (m)	820
58		Finmeccanica S.p.A. (a) (m)	302
1,323		Intesa Sanpaolo S.p.A. (m)	2,480
15		Luxottica Group S.p.A. (m)	777
1		Mediaset S.p.A. (a) (m)	6
61		Mediobanca S.p.A. (m)	375
31		Pirelli & C. S.p.A. (m)	403
25		Prysmian S.p.A. (m)	509
31		Saipem S.p.A. (m)	671
199		Snam S.p.A. (m)	939
1,779		Telecom Italia S.p.A. (m)	1,220
156		Terna Rete Elettrica Nazionale S.p.A. (m)	698
447		UniCredit S.p.A. (m)	2,442
114		Unione di Banche Italiane ScpA (m)	484

			26,667

		Japan — 21.5%
40		77 Bank Ltd. (The) (m)	193
1		ABC-Mart, Inc. (m)	54
2		Acom Co., Ltd. (a) (m)	61
3		AEON Financial Service Co., Ltd. (m)	89
4		Aeon Mall Co., Ltd. (m)	98
7		Air Water, Inc. (m)	103
6		Aisin Seiki Co., Ltd. (m)	250
22		Ajinomoto Co., Inc. (m)	307
2		Alfresa Holdings Corp. (m)	104
17		Amada Co., Ltd. (m)	123
55		ANA Holdings, Inc. (m)	113
28		Aozora Bank Ltd. (m)	87
33		Asahi Glass Co., Ltd. (m)	216
13		Asahi Group Holdings Ltd. (m)	327
114		Asahi Kasei Corp. (m)	724
19		Astellas Pharma, Inc. (m)	1,037
15		Bank of Kyoto Ltd. (The) (m)	120
41		Bank of Yokohama Ltd. (The) (m)	224
3		Benesse Holdings, Inc. (m)	99
22		Bridgestone Corp. (m)	788
11		Brother Industries Ltd. (m)	127
1		Calbee, Inc. (m)	77
39		Canon, Inc. (m)	1,190
12		Casio Computer Co., Ltd. (m)	103
9		Central Japan Railway Co. (m)	1,115
36		Chiba Bank Ltd. (The) (m)	248
8		Chiyoda Corp. (m)	95
21		Chubu Electric Power Co., Inc. (m)	296
11		Chugai Pharmaceutical Co., Ltd. (m)	213
9		Chugoku Bank Ltd. (The) (m)	117
15		Chugoku Electric Power Co., Inc. (The) (m)	214
13		Coca-Cola West Co., Ltd. (m)	247
30		Cosmo Oil Co., Ltd. (a) (m)	56
8		Credit Saison Co., Ltd. (m)	175
27		Dai Nippon Printing Co., Ltd. (m)	243
13		Daicel Corp. (m)	115
14		Daido Steel Co., Ltd. (m)	81
10		Daihatsu Motor Co., Ltd. (m)	220
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	438
10		Daiichi Sankyo Co., Ltd. (m)	161
9		Daikin Industries Ltd. (m)	378
7		Dainippon Sumitomo Pharma Co., Ltd. (m)	93
17		Daiwa House Industry Co., Ltd. (m)	318
60		Daiwa Securities Group, Inc. (m)	513
5		Dena Co., Ltd. (m)	99
21		Denki Kagaku Kogyo KK (m)	79
17		Denso Corp. (m)	757

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
9		Dentsu, Inc. (m)	287
3		Don Quijote Co., Ltd. (m)	131
12		East Japan Railway Co. (m)	941
16		Electric Power Development Co., Ltd. (m)	530
5		FANUC Corp. (m)	704
2		Fast Retailing Co., Ltd. (m)	692
28		Fuji Electric Co., Ltd. (m)	105
22		Fuji Heavy Industries Ltd. (m)	542
15		FUJIFILM Holdings Corp. (m)	335
74		Fujitsu Ltd. (m)	284
38		Fukuoka Financial Group, Inc. (m)	170
30		Furukawa Electric Co., Ltd. (m)	73
5		Gree, Inc. (m)	37
18		Gunma Bank Ltd. (The) (m)	100
21		Hachijuni Bank Ltd. (The) (m)	123
3		Hamamatsu Photonics KK (m)	115
38		Hankyu Hanshin Holdings, Inc. (m)	217
15		Hisamitsu Pharmaceutical Co., Inc. (m)	820
6		Hitachi Chemical Co., Ltd. (m)	93
3		Hitachi High-Technologies Corp. (m)	68
197		Hitachi Ltd. (m)	1,320
9		Hokkaido Electric Power Co., Inc. (a) (m)	111
9		Hokuriku Electric Power Co. (m)	125
55		Honda Motor Co., Ltd. (m)	2,049
14		Hoya Corp. (m)	310
11		Hulic Co., Ltd. (m)	136
5		Ibiden Co., Ltd. (m)	80
2		Idemitsu Kosan Co., Ltd. (m)	142
62		IHI Corp. (m)	261
—	(h)	Inpex Corp. (m)	512
17		Isetan Mitsukoshi Holdings Ltd. (m)	229
18		ITOCHU Corp. (m)	214
1		Itochu Techno-Solutions Corp. (m)	46
13		Iyo Bank Ltd. (The) (m)	124
23		J. Front Retailing Co., Ltd. (m)	184
3		Japan Airlines Co., Ltd. (m)	159
1		Japan Petroleum Exploration Co. (m)	51
—	(h)	Japan Retail Fund Investment Corp. (m)	189
16		Japan Steel Works Ltd. (The) (m)	90
35		Japan Tobacco, Inc. (m)	1,225
22		JFE Holdings, Inc. (m)	486
9		JSR Corp. (m)	156
10		JTEKT Corp. (m)	131
86		JX Holdings, Inc. (m)	454
41		Kajima Corp. (m)	144
10		Kamigumi Co., Ltd. (m)	87
22		Kansai Electric Power Co., Inc. (The) (a) (m)	265
11		Kansai Paint Co., Ltd. (m)	143
7		Kao Corp. (m)	237
69		Kawasaki Heavy Industries Ltd. (m)	253
18		KDDI Corp. (m)	1,018
23		Keikyu Corp. (m)	193
27		Keio Corp. (m)	190
14		Keisei Electric Railway Co., Ltd. (m)	135
8		Kikkoman Corp. (m)	135
6		Kinden Corp. (m)	60
56		Kintetsu Corp. (m)	238
32		Kirin Holdings Co., Ltd. (m)	470
5		Koito Manufacturing Co., Ltd. (m)	96
32		Komatsu Ltd. (m)	709
23		Konica Minolta Holdings, Inc. (m)	188
2		Kubota Corp. (m)	32
5		Kurita Water Industries Ltd. (m)	110
2		Kyocera Corp. (m)	240
39		Kyowa Hakko Kirin Co., Ltd. (m)	385
20		Kyushu Electric Power Co., Inc. (a) (m)	278
13		LIXIL Group Corp. (m)	300
—	(h)	M3, Inc. (m)	91
1		Mabuchi Motor Co., Ltd. (m)	57
5		Makita Corp. (m)	274
64		Marubeni Corp. (m)	443
43		Marui Group Co., Ltd. (m)	420
3		Maruichi Steel Tube Ltd. (m)	60
92		Mazda Motor Corp. (a) (m)	383
3		McDonald’s Holdings Co., Japan Ltd. (m)	86
7		Medipal Holdings Corp. (m)	83
3		Miraca Holdings, Inc. (m)	125
46		Mitsubishi Chemical Holdings Corp. (m)	216
48		Mitsubishi Corp. (m)	873
66		Mitsubishi Electric Corp. (m)	636
44		Mitsubishi Estate Co., Ltd. (m)	1,124
20		Mitsubishi Gas Chemical Co., Inc. (m)	146
105		Mitsubishi Heavy Industries Ltd. (m)	566
6		Mitsubishi Logistics Corp. (m)	83
51		Mitsubishi Materials Corp. (m)	180
431		Mitsubishi UFJ Financial Group, Inc. (m)	2,676

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
29		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	146
59		Mitsui & Co., Ltd. (m)	790
43		Mitsui Fudosan Co., Ltd. (m)	1,288
51		Mitsui OSK Lines Ltd. (a) (m)	196
562		Mizuho Financial Group, Inc. (m)	1,168
32		Mori Seiki Co., Ltd. (m)	417
19		MS&AD Insurance Group Holdings (m)	500
7		Murata Manufacturing Co., Ltd. (m)	488
5		Nabtesco Corp. (m)	111
9		Namco Bandai Holdings, Inc. (m)	142
86		NEC Corp. (m)	194
6		Nexon Co., Ltd. (m)	69
8		NGK Spark Plug Co., Ltd. (m)	168
8		NHK Spring Co., Ltd. (m)	87
4		Nidec Corp. (m)	292
11		Nikon Corp. (m)	236
—	(h)	Nippon Building Fund, Inc. (m)	228
39		Nippon Express Co., Ltd. (m)	183
8		Nippon Meat Packers, Inc. (m)	127
360		Nippon Steel & Sumitomo Metal Corp. (m)	1,044
15		Nippon Telegraph & Telephone Corp. (m)	762
78		Nippon Yusen KK (m)	216
32		Nishi-Nippon City Bank Ltd. (The) (m)	82
85		Nissan Motor Co., Ltd. (m)	883
2		Nitori Holdings Co., Ltd. (m)	144
10		Nitto Denko Corp. (m)	583
13		NKSJ Holdings, Inc. (m)	316
5		NOK Corp. (m)	85
123		Nomura Holdings, Inc. (m)	935
5		Nomura Real Estate Holdings, Inc. (m)	114
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	61
5		Nomura Research Institute Ltd. (m)	167
—	(h)	NTT Data Corp. (m)	222
1		NTT DOCOMO, Inc. (m)	790
—	(h)	NTT Urban Development Corp. (m)	66
32		Obayashi Corp. (m)	173
37		OJI Paper Co., Ltd. (m)	158
10		Olympus Corp. (a) (m)	314
10		Omron Corp. (m)	309
2		Oracle Corp. Japan (m)	76
37		ORIX Corp. (m)	551
64		Osaka Gas Co., Ltd. (m)	271
1		Otsuka Corp. (m)	90
25		Otsuka Holdings Co., Ltd. (m)	804
60		Panasonic Corp. (a) (m)	537
71		Resona Holdings, Inc. (m)	350
21		Ricoh Co., Ltd. (m)	237
2		Rinnai Corp. (m)	110
6		Sanrio Co., Ltd. (m)	278
4		Santen Pharmaceutical Co., Ltd. (m)	161
12		SBI Holdings, Inc. (m)	122
8		Secom Co., Ltd. (m)	439
26		Sega Sammy Holdings, Inc. (m)	614
26		Seven & I Holdings Co., Ltd. (m)	968
26		Seven Bank Ltd. (m)	98
8		Shikoku Electric Power Co., Inc. (a) (m)	147
12		Shimadzu Corp. (m)	95
1		Shimamura Co., Ltd. (m)	126
4		Shimano, Inc. (m)	370
27		Shimizu Corp. (m)	111
8		Shin-Etsu Chemical Co., Ltd. (m)	512
74		Shinsei Bank Ltd. (m)	164
10		Shionogi & Co., Ltd. (m)	197
17		Shiseido Co., Ltd. (m)	259
69		Showa Denko KK (m)	93
9		Showa Shell Sekiyu KK (m)	80
2		SMC Corp. (m)	444
31		Softbank Corp. (m)	1,948
55		Sojitz Corp. (m)	94
18		Sony Corp. (m)	386
9		Sony Financial Holdings, Inc. (m)	139
7		Stanley Electric Co., Ltd. (m)	131
6		Sumco Corp. (m)	55
64		Sumitomo Corp. (m)	861
28		Sumitomo Electric Industries Ltd. (m)	379
27		Sumitomo Heavy Industries Ltd. (m)	124
18		Sumitomo Metal Mining Co., Ltd. (m)	236
46		Sumitomo Mitsui Financial Group, Inc. (m)	2,083
112		Sumitomo Mitsui Trust Holdings, Inc. (m)	515
13		Sumitomo Realty & Development Co., Ltd. (m)	555
8		Sumitomo Rubber Industries Ltd. (m)	133
16		Suzuken Co., Ltd. (m)	503
19		Suzuki Motor Corp. (m)	450
4		Sysmex Corp. (m)	226

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Japan — Continued
19	T&D Holdings, Inc. (m)	242
54	Taiheiyo Cement Corp. (m)	182
2	Taisho Pharmaceutical Holdings Co., Ltd. (m)	120
11	Taiyo Nippon Sanso Corp. (m)	78
12	Takashimaya Co., Ltd. (m)	119
27	Takeda Pharmaceutical Co., Ltd. (m)	1,199
5	Terumo Corp. (m)	261
6	THK Co., Ltd. (m)	121
49	Tobu Railway Co., Ltd. (m)	254
5	Toho Co., Ltd. (m)	105
20	Toho Gas Co., Ltd. (m)	100
22	Tohoku Electric Power Co., Inc. (a) (m)	252
14	Tokio Marine Holdings, Inc. (m)	434
6	Tokyo Electron Ltd. (m)	256
134	Tokyo Gas Co., Ltd. (m)	736
14	TonenGeneral Sekiyu KK (m)	135
27	Toppan Printing Co., Ltd. (m)	185
139	Toshiba Corp. (m)	600
5	Toyo Suisan Kaisha Ltd. (m)	156
3	Toyoda Gosei Co., Ltd. (m)	75
3	Toyota Boshoku Corp. (m)	43
8	Toyota Industries Corp. (m)	316
82	Toyota Motor Corp. (m)	4,990
11	Toyota Tsusho Corp. (m)	278
3	Tsumura & Co. (m)	83
4	Unicharm Corp. (m)	197
6	Ushio, Inc. (m)	67
1	USS Co., Ltd. (m)	129
6	West Japan Railway Co. (m)	232
4	Yamada Denki Co., Ltd. (m)	176
9	Yamaguchi Financial Group, Inc. (m)	86
8	Yamaha Corp. (m)	99
13	Yamaha Motor Co., Ltd. (m)	178
13	Yamato Holdings Co., Ltd. (m)	275
2	Yamato Kogyo Co., Ltd. (m)	62
11	Yaskawa Electric Corp. (m)	131
10	Yokogawa Electric Corp. (m)	126

		86,918

	Luxembourg — 0.5%
37	ArcelorMittal (m)	480
1	Millicom International Cellular S.A., SDR, (m)	106
2	SES S.A. FDR (m)	60
56	Tenaris S.A. (m)	1,251

		1,897

	Mexico — 0.6%
61	Alfa S.A.B. de C.V., Class A (m)	158
570	America Movil S.A.B. de C.V., Series L, (m)	600
168	Cemex S.A.B. de C.V. (a) (m)	194
36	Fomento Economico Mexicano S.A.B. de C.V. (m)	356
49	Grupo Bimbo S.A.B. de C.V., Series A, (m)	167
12	Grupo Carso S.A.B. de C.V., Series A1, (m)	62
71	Grupo Mexico S.A.B. de C.V., Series B, (m)	220
45	Grupo Televisa S.A.B. (m)	241
48	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	157
12	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	27
86	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	235

		2,417

	Netherlands — 3.7%
78	Aegon N.V. (m)	598
9	Akzo Nobel N.V. (m)	577
12	ASML Holding N.V. (m)	1,076
26	D.E Master Blenders 1753 N.V. (a) (m)	434
7	Delta Lloyd N.V. (m)	161
3	Fugro N.V., CVA (m)	201
3	Heineken N.V. (m)	206
154	ING Groep N.V., CVA (a) (m)	1,577
39	Koninklijke Ahold N.V. (m)	635
3	Koninklijke Boskalis Westminster N.V.	119
2	Koninklijke DSM N.V. (m)	151
141	Koninklijke KPN N.V. (a) (m)	371
42	Koninklijke Philips N.V. (m)	1,347
1	Koninklijke Vopak N.V.	52
14	QIAGEN N.V. (a) (m)	298
2	Randstad Holding N.V. (m)	82
9	Reed Elsevier N.V. (m)	167
73	Royal Dutch Shell plc, Class A (m)	2,483
38	Royal Dutch Shell plc, Class B (m)	1,346
16	TNT Express N.V. (m)	130
62	Unilever N.V., CVA (m)	2,488

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Netherlands — Continued
15	Wolters Kluwer N.V. (m)	353
6	Ziggo N.V. (m)	234

		15,086

	New Zealand — 0.4%
151	Auckland International Airport Ltd. (m)	378
59	Contact Energy Ltd. (m)	253
98	Fletcher Building Ltd. (m)	639
279	Telecom Corp. of New Zealand Ltd. (m)	502

		1,772

	Norway — 1.4%
12	Aker Solutions ASA (m)	177
59	DNB ASA (m)	975
15	Gjensidige Forsikring ASA (m)	226
33	Norsk Hydro ASA (m)	141
51	Orkla ASA (m)	392
49	Statoil ASA (m)	1,071
100	Telenor ASA (m)	2,214
12	Yara International ASA (m)	520

		5,716

	Philippines — 0.7%
17	Ayala Corp. (m)	241
467	Ayala Land, Inc. (m)	323
100	Bank of the Philippine Islands (m)	217
94	BDO Unibank, Inc. (m)	176
5	Globe Telecom, Inc. (m)	172
78	Jollibee Foods Corp. (m)	279
34	Manila Electric Co. (m)	227
4	Philippine Long Distance Telephone Co. (m)	299
21	SM Investments Corp. (m)	459
687	SM Prime Holdings, Inc. (m)	278

		2,671

	Portugal — 1.1%
338	Banco Espirito Santo S.A. (a) (m)	329
586	EDP—Energias de Portugal S.A. (m)	2,084
63	Galp Energia SGPS S.A., Class B (m)	1,001
36	Jeronimo Martins SGPS S.A. (m)	712
115	Portugal Telecom SGPS S.A. (m)	438

		4,564

	Singapore — 0.9%
125	CapitaMalls Asia Ltd. (m)	196
12	City Developments Ltd. (m)	101
46	ComfortDelgro Corp., Ltd. (m)	73
32	DBS Group Holdings Ltd. (m)	419
71	Genting Singapore plc (m)	74
49	Global Logistic Properties Ltd. (m)	109
173	Golden Agri-Resources Ltd. (m)	72
125	Hutchison Port Holdings Trust, Class U (m)	92
3	Jardine Cycle & Carriage Ltd. (m)	99
25	Keppel Corp., Ltd. (m)	206
18	Keppel Land Ltd. (m)	52
43	Olam International Ltd. (m)	57
44	Oversea-Chinese Banking Corp., Ltd. (m)	368
23	SembCorp Industries Ltd. (m)	92
22	SembCorp Marine Ltd. (m)	79
16	Singapore Airlines Ltd. (m)	128
22	Singapore Exchange Ltd. (m)	132
39	Singapore Press Holdings Ltd. (m)	136
36	Singapore Technologies Engineering Ltd. (m)	121
138	Singapore Telecommunications Ltd. (m)	425
15	StarHub Ltd. (m)	52
23	United Overseas Bank Ltd. (m)	384
11	UOL Group Ltd. (m)	59
49	Wilmar International Ltd. (m)	121

		3,647

	South Africa — 0.6%
6	ABSA Group Ltd. (m)	84
1	Anglo American Platinum Ltd. (a) (m)	24
4	AngloGold Ashanti Ltd. (m)	56
5	Bidvest Group Ltd. (m)	130
55	FirstRand Ltd. (m)	165
13	Gold Fields Ltd. (m)	79
10	Impala Platinum Holdings Ltd. (m)	99
21	MTN Group Ltd. (m)	396
5	Naspers Ltd., Class N (m)	455
27	PPC Ltd. (m)	80
34	Sanlam Ltd. (m)	161
8	Sasol Ltd. (m)	347
7	Shoprite Holdings Ltd. (m)	126
13	Sibanye Gold Ltd. (a) (m)	10
15	Standard Bank Group Ltd. (m)	173
27	Steinhoff International Holdings Ltd. (a) (m)	72
4	Tiger Brands Ltd. (m)	119

		2,576

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		South Korea — 0.7%
2		Daelim Industrial Co., Ltd. (m)	127
5		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	137
—	(h)	E-Mart Co., Ltd. (m)	82
1		Hyundai Mobis (m)	182
1		Hyundai Motor Co. (m)	182
3		KB Financial Group, Inc. (m)	95
1		LG Chem Ltd. (m)	216
3		LG Electronics, Inc. (m)	164
1		POSCO (m)	179
1		Samsung Electronics Co., Ltd. (m)	619
1		Samsung Fire & Marine Insurance Co., Ltd. (m)	223
4		Shinhan Financial Group Co., Ltd. (m)	148
—	(h)	Shinsegae Co., Ltd. (m)	30
6		SK Hynix, Inc. (a) (m)	137
1		SK Innovation Co., Ltd. (m)	81
1		SK Telecom Co., Ltd. (m)	117

			2,719

		Spain — 5.4%
15		Abertis Infraestructuras S.A. (m)	275
1		Acciona S.A. (m)	51
11		ACS Actividades de Construccion y Servicios S.A. (m)	319
20		Amadeus IT Holding S.A., Class A (m)	679
323		Banco Bilbao Vizcaya Argentaria S.A. (m)	3,065
120		Banco de Sabadell S.A. (m)	245
44		Banco Popular Espanol S.A. (a) (m)	192
642		Banco Santander S.A. (m)	4,698
20		Banco Santander S.A. (a) (m)	142
166		Distribuidora Internacional de Alimentacion S.A. (m)	1,375
8		Enagas S.A. (m)	192
28		Ferrovial S.A. (m)	484
25		Gas Natural SDG S.A. (m)	500
6		Grifols S.A. (m)	251
379		Iberdrola S.A. (m)	2,096
14		Inditex S.A. (m)	1,825
7		Red Electrica Corp. S.A. (m)	418
53		Repsol S.A. (m)	1,270
242		Telefonica S.A. (m)	3,465
12		Zardoya Otis S.A. (m)	169

			21,711

		Sweden — 1.9%
8		Atlas Copco AB, Class B (m)	197
7		Boliden AB (m)	94
6		Electrolux AB, Series B, (m)	167
6		Hexagon AB, Class B (m)	175
10		Husqvarna AB, Class B (m)	58
3		Industrivarden AB, Class C (m)	60
5		Investment AB Kinnevik, Class B (m)	157
11		Investor AB, Class B (m)	330
6		Lundin Petroleum AB (a) (m)	121
53		Nordea Bank AB (m)	670
5		Ratos AB, Class B (m)	44
24		Sandvik AB (m)	298
7		Scania AB, Class B (m)	138
9		Securitas AB, Class B (m)	83
34		Skandinaviska Enskilda Banken AB, Class A (m)	374
7		Skanska AB, Class B (m)	134
9		SKF AB, Class B (m)	248
13		Svenska Cellulosa AB, Class B (m)	343
11		Svenska Handelsbanken AB, Class A (m)	514
78		Swedbank AB, Class A (m)	1,871
57		Telefonaktiebolaget LM Ericsson, Class B	679
44		TeliaSonera AB (m)	316
31		Volvo AB, Class B (m)	460

			7,531

		Switzerland — 3.0%
19		ABB Ltd. (a) (m)	422
1		Actelion Ltd. (a) (m)	73
—	(h)	Aryzta AG (a) (m)	9
—	(h)	Banque Cantonale Vaudoise (m)	23
—	(h)	Barry Callebaut AG (a) (m)	22
5		Cie Financiere Richemont S.A., Class A (m)	450
13		Credit Suisse Group AG (a) (m)	389
—	(h)	EMS-Chemie Holding AG (m)	40
—	(h)	Geberit AG (m)	78
—	(h)	Givaudan S.A. (a) (m)	129
119		Glencore Xstrata plc (m)	503
16		Holcim Ltd. (a) (m)	1,134
2		Julius Baer Group Ltd. (a) (m)	106
—	(h)	Kuehne & Nagel International AG (m)	52
—	(h)	Lindt & Spruengli AG (m)	45
27		Nestle S.A. (m)	1,846
25		Novartis AG (m)	1,830
—	(h)	Pargesa Holding S.A. (m)	22

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Switzerland — Continued
—	(h)	Partners Group Holding AG (m)	47
6		Roche Holding AG (m)	1,446
—	(h)	SGS S.A. (m)	129
1		Sonova Holding AG (a) (m)	65
—	(h)	Sulzer AG (m)	30
1		Swatch Group AG (The) (m)	242
—	(h)	Swiss Life Holding AG (a) (m)	62
21		Swiss Re AG (a) (m)	1,668
—	(h)	Swisscom AG (m)	92
4		Transocean Ltd. (m)	181
33		UBS AG (a) (m)	657
4		Wolseley plc (m)	184

			11,976

		Taiwan — 0.8%
19		Asustek Computer, Inc. (m)	161
126		Cathay Financial Holding Co., Ltd. (m)	183
215		China Steel Corp. (m)	178
22		Chunghwa Telecom Co., Ltd. (m)	70
183		CTBC Financial Holding Co., Ltd. (m)	121
141		Far Eastern New Century Corp. (m)	159
69		Formosa Plastics Corp. (m)	172
99		Hon Hai Precision Industry Co., Ltd. (m)	256
6		HTC Corp. (m)	33
21		MediaTek, Inc. (m)	253
65		Nan Ya Plastics Corp. (a) (m)	136
89		Pegatron Corp. (a) (m)	131
87		Quanta Computer, Inc. (m)	202
431		Taishin Financial Holding Co., Ltd. (m)	201
91		Taiwan Cement Corp. (m)	111
49		Taiwan Mobile Co., Ltd. (m)	179
153		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	522
195		United Microelectronics Corp. (m)	87

			3,155

		Thailand — 0.6%
24		Advanced Info Service PCL (m)	216
28		Bangkok Bank PCL (m)	187
11		Banpu PCL (m)	79
145		Charoen Pokphand Foods PCL (m)	130
52		Kasikornbank PCL (m)	312
209		Krung Thai Bank PCL (m)	117
52		PTT Exploration & Production PCL (m)	258
71		PTT Global Chemical PCL (m)	170
25		PTT PCL (m)	269
16		Siam Cement PCL (m)	239
59		Siam Commercial Bank PCL (m)	297
32		Thai Oil PCL (m)	61

			2,335

		Turkey — 0.5%
66		Akbank TAS (m)	252
12		Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	160
8		BIM Birlesik Magazalar A.S. (m)	179
87		Eregli Demir ve Celik Fabrikalari TAS (m)	87
32		Haci Omer Sabanci Holding A.S. (m)	158
24		KOC Holding A.S. (m)	104
7		Tupras Turkiye Petrol Rafinerileri A.S. (m)	150
41		Turkcell Iletisim Hizmetleri A.S. (a) (m)	236
87		Turkiye Garanti Bankasi A.S. (m)	338
21		Turkiye Halk Bankasi A.S. (m)	156
70		Turkiye Is Bankasi, Class C (m)	184
50		Yapi ve Kredi Bankasi A.S. (m)	109

			2,113

		United Kingdom — 8.0%
14		3i Group plc (m)	81
12		Aberdeen Asset Management plc (m)	68
18		Anglo American plc (m)	387
6		Antofagasta plc (m)	75
15		ARM Holdings plc (m)	202
41		Associated British Foods plc (m)	1,215
14		AstraZeneca plc (m)	730
134		Barclays plc (m)	587
39		BG Group plc (m)	707
24		BHP Billiton plc (m)	698
220		BP plc (m)	1,519
37		British American Tobacco plc (m)	1,971
102		BT Group plc (m)	529
6		Burberry Group plc (m)	146
67		Centrica plc (m)	400
14		Cobham plc (m)	62
2		Croda International plc (m)	74
59		Diageo plc (m)	1,847
82		Domino’s Pizza Group plc (m)	713
4		Eurasian Natural Resources Corp. plc (m)	13
5		Evraz plc (m)	7
57		GlaxoSmithKline plc (m)	1,469
3		Hargreaves Lansdown plc (m)	50
198		HSBC Holdings plc (m)	2,253

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	United Kingdom — Continued
8	ICAP plc (m)	46
6	Inmarsat plc (m)	67
31	InterContinental Hotels Group plc (m)	896
8	Investec plc (m)	52
667	ITV plc (m)	1,715
17	J Sainsbury plc	105
3	Johnson Matthey plc (m)	125
3	Kazakhmys plc (m)	12
33	Kingfisher plc (m)	197
547	Lloyds Banking Group plc (a) (m)	570
2	London Stock Exchange Group plc (m)	58
22	Marks & Spencer Group plc (m)	161
11	Meggitt plc (m)	93
11	Pearson plc (m)	233
4	Petrofac Ltd. (m)	70
62	Prudential plc (m)	1,109
1	Randgold Resources Ltd. (m)	88
11	Rexam plc (m)	79
15	Rio Tinto plc (m)	697
24	Rolls-Royce Holdings plc (a) (m)	433
29	Royal Bank of Scotland Group plc (a) (m)	140
34	SABMiller plc (m)	1,666
141	Salamander Energy plc (a) (m)	256
2	Schroders plc (m)	59
12	Smith & Nephew plc (m)	147
13	SSE plc (m)	316
28	Standard Chartered plc (m)	641
10	Subsea 7 S.A. (m)	191
72	Tate & Lyle plc (m)	914
97	Tesco plc (m)	541
13	Tullow Oil plc (m)	200
568	Vodafone Group plc (m)	1,700
71	WH Smith plc (m)	838
28	Whitbread plc (m)	1,385
116	WM Morrison Supermarkets plc	511
18	WPP plc (m)	319

		32,433

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (m)	43

	Total Common Stocks (Cost $211,003)	385,898

Preferred Stocks — 1.8%

	Brazil — 0.4%
18	Banco Bradesco S.A. (m)	216
5	Cia de Bebidas das Americas (m)	184
6	Cia Energetica de Minas Gerais (m)	57
43	Itau Unibanco Holding S.A. (m)	546
32	Petroleo Brasileiro S.A. (m)	232
22	Vale S.A., Class A (m)	277

		1,512

	Chile — 0.0% (g)
4	Sociedad Quimica y Minera de Chile S.A., Class B	127

	Germany — 1.3%
3	Bayerische Motoren Werke AG (m)	209
26	Henkel AG & Co. KGaA (m)	2,511
7	Porsche Automobil Holding SE (m)	624
2	RWE AG (m)	50
7	Volkswagen AG (m)	1,699

		5,093

	Italy — 0.1%
784	Telecom Italia S.p.A. (m)	413

	Total Preferred Stocks (Cost $2,991)	7,145

NUMBER OF RIGHTS
Rights — 0.0% (g)

	Taiwan — 0.0% (g)
3	Cathay Financial Holding Co., Ltd., expiring 09/02/13 (a) (Cost $–)	1

SHARES
Short-Term Investment — 1.6%

	Investment Company — 1.6%
6,400	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $6,400)	6,400

	Total Investments — 98.8% (Cost $220,394)	399,444
	Other Assets in Excess of Liabilities — 1.2%	5,037

	NET ASSETS — 100.0%	$404,481

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, header;except number of contracts)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	7.0
Pharmaceuticals	6.7
Insurance	5.1
Automobiles	4.7
Chemicals	3.8
Diversified Telecommunication Services	3.8
Electric Utilities	3.0
Metals & Mining	2.8
Machinery	2.7
Beverages	2.6
Food Products	2.5
Food & Staples Retailing	2.2
Wireless Telecommunication Services	2.1
Industrial Conglomerates	2.0
Real Estate Management & Development	1.7
Auto Components	1.6
Hotels, Restaurants & Leisure	1.6
Diversified Financial Services	1.5
Capital Markets	1.4
Media	1.4
Construction Materials	1.3
Textiles, Apparel & Luxury Goods	1.2
Electrical Equipment	1.2
Specialty Retail	1.1
Road & Rail	1.1
Trading Companies & Distributors	1.1
Electronic Equipment, Instruments & Components	1.0
Multi-Utilities	1.0
Aerospace & Defense	1.0
Semiconductors & Semiconductor Equipment	1.0
Energy Equipment & Services	1.0
Others (each less than 1.0%)	13.1
Short-Term Investment	1.6

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	TOPIX Index	09/12/13	$2,299	$(41)
7	SPI 200 Index	09/19/13	788	40
116	Dow Jones Euro STOXX 50 Index	09/20/13	4,253	245
22	FTSE 100 Index	09/20/13	2,197	129

				$373

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust.
SBI	—	Shares Beneficial Interest
SDR	—	Swedish Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $ 385,280,000 and 96.5%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,488
Aggregate gross unrealized depreciation	(9,438)

Net unrealized appreciation/depreciation	$179,050

Federal income tax cost of investments	$220,394

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$19,159	$—	(a)	$19,159
Austria	—	5,765	—		5,765
Belgium	—	7,223	—		7,223
Bermuda	—	494	—		494
Brazil	594	—	—		594
Chile	1,890	—	—		1,890
China	—	2,538	—		2,538
Denmark	—	4,374	—		4,374
Finland	—	5,039	—		5,039
France	—	38,588	—		38,588
Germany	—	45,106	—		45,106
Greece	—	1,337	—		1,337
Hong Kong	—	4,865	—		4,865
Hungary	—	2,486	—		2,486
India	133	2,546	—		2,679
Ireland	291	2,570	—		2,861
Israel	545	2,408	—		2,953
Italy	—	26,667	—		26,667
Japan	—	86,918	—		86,918
Luxembourg	—	1,897	—		1,897
Mexico	2,417	—	—		2,417
Netherlands	—	15,086	—		15,086
New Zealand	—	1,772	—		1,772
Norway	—	5,716	—		5,716
Philippines	—	2,671	—		2,671
Portugal	—	4,564	—		4,564
Singapore	—	3,647	—		3,647
South Africa	—	2,576	—		2,576
South Korea	—	2,719	—		2,719
Spain	142	21,569	—		21,711
Sweden	—	7,531	—		7,531
Switzerland	—	11,976	—		11,976
Taiwan	—	3,155	—		3,155
Thailand	—	2,335	—		2,335
Turkey	—	2,113	—		2,113
United Kingdom	—	32,433	—		32,433
United States	—	43	—		43

Total Common Stocks	6,012	379,886	—	(a)	385,898

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	1,512	—	—		1,512
Chile	127	—	—		127
Germany	—	5,093	—		5,093
Italy	—	413	—		413

Total Preferred Stocks	1,639	5,506	—		7,145

Right
Taiwan	1	—	—		1
Short-Term Investment
Investment Company	6,400	—	—		6,400

Total Investments in Securities	$14,052	$385,392	$—	(a)	$399,444

Appreciation in Other Financial Instruments
Futures Contracts	$414	$—	$—		$414
Depreciation in Other Financial Instruments
Futures Contracts	$(41)	$—	$—		$(41)

(a)	Security has zero value.

There were no transfers between any levels during the year ended July 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          September 27, 2013

By:    /s/ Joy C. Dowd

          Joy C. Dowd

          Treasurer and Principal Financial Officer

          September 27, 2013